Annual Fund Operating Expenses (Utilities Trust)	12 Months Ended
May 01, 2011
Series I, Utilities Trust
Operating Expenses:
Share Class	Series I
Management fee	0.83%
Distribution and service (12b-1) fees	0.05%
Other Expenses	0.07%
Total fund operating expenses	0.95%
Series II, Utilities Trust
Operating Expenses:
Share Class	Series II
Management fee	0.83%
Distribution and service (12b-1) fees	0.25%
Other Expenses	0.07%
Total fund operating expenses	1.15%
Series NAV, Utilities Trust
Operating Expenses:
Share Class	Series NAV
Management fee	0.83%
Distribution and service (12b-1) fees	none
Other Expenses	0.07%
Total fund operating expenses	0.90%